Earnings (Loss) Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - Heliogen, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net loss (in Dollars)	$ (6,359)	$ (15,225)	$ 32,547		$ (129,598)
Denominator:
Weighted-average common shares outstanding	6,099,299	5,952,672	6,001,949		5,754,037
Weighted-average impact of warrants (1)	70,788	68,320	69,581	[1]	68,352	[1]
Denominator for basic EPS – weighted-average shares	6,170,087	6,020,992	6,071,530		5,822,389
Effect of dilutive securities			159,710
Denominator for diluted EPS – weighted-average shares	6,170,087	6,020,992	6,231,240		5,822,389
EPS – Basic (in Dollars per share)	$ (1.03)	$ (2.53)	$ 5.36		$ (22.26)
EPS – Diluted (in Dollars per share)	$ (1.03)	$ (2.53)	$ 5.22		$ (22.26)

[1]	Warrants that have a $0.35 exercise price per common share are assumed to be exercised when vested because common shares issued for little consideration upon exercise are included in outstanding shares for the purposes of computing basic and diluted EPS.